DISCONTINUED OPERATIONS - Loss on Sale (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Non-current Asset Held for Sale and Discontinued Operations [Abstract]
Total consideration	$ 219,354
Net asset value on disposition	(213,493)
Transaction costs	(6,717)
Loss on sale	$ (856)	$ 0